Risks and Financial Instruments - Assets and liabilities in foreign currencies (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and discount	R$ (6,895.1)	R$ (5,515.6)
Payables arising from imports, net of advances to foreign suppliers	(344.5)	(567.7)
Liabilities in foreign currency	(7,239.6)	(6,083.3)
Foreign currency hedging instruments	3,636.4	2,483.0
Net liability position - Total	(1,489.1)	(1,726.1)
Net asset (liability) position - Income statement effect	452.0	282.7
Net liability position - Equity effect	(1,941.1)	(2,008.8)
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	455.6	254.2
Foreign trade receivables, net of allowance for doubtful accounts and advances to foreign customers	213.5	235.1
Other net assets in foreign (except cash, cash equivalents, financial investments, trade receivables, financing, and payables)	1,445.0	1,384.9
Assets in foreign currency	R$ 2,114.1	R$ 1,874.2